Consolidated Statements Of Financial Position	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 6,908,286,000,000	$ 6,471,947,000	₩ 7,591,324,000,000
Financial assets at fair value through profit or loss	5,843,077,000,000	5,474,019,000	5,650,724,000,000
Available-for-sale financial assets	15,352,950,000,000	14,383,232,000	20,817,583,000,000
Held-to-maturity financial assets	16,749,296,000,000	15,691,383,000	13,910,251,000,000
Loans and receivables	267,106,204,000,000	250,235,337,000	258,392,633,000,000
Investments in joint ventures and associates	417,051,000,000	390,709,000	439,012,000,000
Investment properties	371,301,000,000	347,849,000	358,497,000,000
Premises and equipments	2,477,545,000,000	2,321,059,000	2,458,025,000,000
Intangible assets and goodwill	518,599,000,000	485,844,000	483,739,000,000
Assets held for sale	48,624,000,000	45,553,000	2,342,000,000
Current tax assets	4,722,000,000	4,424,000	6,229,000,000
Deferred tax assets	280,130,000,000	262,436,000	232,007,000,000
Derivative assets	59,272,000,000	55,529,000	140,577,000,000
Net defined benefit assets	0	0	70,938,000,000
Other assets	158,404,000,000	148,399,000	128,846,000,000
Total assets	316,295,461,000,000	296,317,720,000	310,682,727,000,000
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss	3,427,909,000,000	3,211,397,000	3,803,358,000,000
Deposits due to customers	234,695,084,000,000	219,871,357,000	221,020,411,000,000
Borrowings	14,784,706,000,000	13,850,880,000	18,769,515,000,000
Debentures	27,869,651,000,000	26,109,358,000	23,565,449,000,000
Provisions	410,470,000,000	384,544,000	428,477,000,000
Net defined benefit liability	43,264,000,000	40,531,000	64,666,000,000
Current tax liabilities	232,600,000,000	217,909,000	171,192,000,000
Deferred tax liabilities	22,681,000,000	21,249,000	22,023,000,000
Derivative liabilities	67,754,000,000	63,475,000	7,221,000,000
Other financial liabilities	13,892,461,000,000	13,014,991,000	21,985,086,000,000
Other liabilities	283,981,000,000	266,041,000	299,376,000,000
Total liabilities	295,730,561,000,000	277,051,732,000	290,136,774,000,000
EQUITY [Abstract]
Owner's equity	20,365,892,000,000	19,079,549,000	20,386,160,000,000
Capital stock	3,381,392,000,000	3,167,818,000	3,381,392,000,000
Hybrid securities	3,017,888,000,000	2,827,273,000	3,574,896,000,000
Capital surplus	285,880,000,000	267,824,000	286,331,000,000
Other equity	(1,939,274,000,000)	(1,816,787,000)	(1,468,025,000,000)
Retained earnings	15,620,006,000,000	14,633,421,000	14,611,566,000,000
Non-controlling interests	199,008,000,000	186,439,000	159,793,000,000
Total equity	20,564,900,000,000	19,265,988,000	20,545,953,000,000
Total liabilities and equity	₩ 316,295,461,000,000	$ 296,317,720,000	₩ 310,682,727,000,000